UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4520

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.
------------------------------------------------------------------------------------------------
(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200
------------------------------------------------------------------------------------------------
(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200
------------------------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2006 to June 30, 2007

WADDELL & REED ADVISORS
GLOBAL BOND FUND, INC.

Proxy Voting Record

Vote Summary Report
Jul 01, 2006 - Sep 30, 2006

34 W&R Advisors Global Bond

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

08/31/06 - S	CEMEX S.A.B. de C.V.	151290889			08/10/06	31,444
Meeting for Holders of ADRs
1
PRESENTATION, DISCUSSION AND APPROVAL OF THE PROJECT THAT MODIFIES THE ISSUANCE DEED OF THE ORDINARY PARTICIPATION CERTIFICATES DENOMINATED CEMEX.CPO , AS WELL AS THE TRUST AGREEMENT NUMBER 111033-9 EXECUTED BY BANCO NACIONAL DE MEXICO, S.A. AS CEMEX
			For	For		Mgmt

Vote Summary Report
Jan 01, 2006 - Mar 31, 2006

34 W&R Advisors Global Bond

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

03/31/06 - S	Companhia Vale Do Rio Doce		204412209		03/15/06		50,400
Meeting for Holders of ADRs
1
TO APPROVE THE TERMS, CONDITIONS AND REASONS (THE PROTOCOLO E JUSTIFICACAO ) FOR THE MERGER OF ALL THE SHARES OF THE CAPITAL STOCK OF CAEMI - MINERACAO E METALURGIA S.A. (CAEMI)) INTO THE ASSETS OF CVRD IN ORDER TO CONVERT THE FORMER INTO A
WHOLLY-OWNED
			For	For			Mgmt
	2	TO RATIFY THE APPOINTMENT OF THE EXPERTS WHO PREPARED THE VALUE APPRAISAL OF THE PREFERRED SHARES ISSUED BY CAEMI TO BE MERGED INTO CVRD ASSETS.	For	For			Mgmt
	3	TO DECIDE ON THE APPRAISAL REPORT, PREPARED BY THE EXPERTS.	For	For			Mgmt
	4	TO APPROVE THE MERGER OF ALL OF THE SHARES ISSUED BY CAEMI INTO THE ASSETS OF THE CVRD.	For	For			Mgmt
5
TO APPROVE CVRD CAPITAL INCREASE WITHIN THE ISSUANCE OF 64,151,361 PREFERRED CLASS A SHARES, TO BE PAID-IN WITH THE SHARES OF CAEMI TO BE MERGED INTO THE COMPANY S ASSETS, AND THE CONSEQUENT CHANGE OF THE CAPUT OF ARTICLE 5 OF THE CVRD S BY-LAWS.
			For	For			Mgmt

Vote Summary Report
Apr 01, 2007 - Jun 30, 2007

34 W&R Advisors Global Bond

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/13/07 - A	Rio Tinto plc	G75754104			None		30,000
Only Rio Tinto Plc Shareholders are Entitled to Vote on Resolutions 1, 2, and 3
	1	Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 33,775,000	For	Against			Mgmt
3.9a
	2	Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 6,514,000	For	For			Mgmt
3.9b
	3	Authorise 101,700,000 RTP Ordinary Shares for Market Purchase	For	For			Mgmt
3.21a
Resolution 4 Requires a Separate Special Resolution of the Public Shareholders of Rio Tinto Plc and Rio Tinto Limited
	4	Amend Articles of Association of Rio Tinto Plc and the Constitution of Rio Tinto Limited	For	For			Mgmt
3.23b
Resolutions 5-12 will be Dealt under the Joint Electoral Procedure of Rio Tinto Plc and Rio Tinto Limited
	5	Elect Michael Fitzpatrick as Director	For	For			Mgmt
2.6a
	6	Re-elect Ashton Calvert as Director	For	For			Mgmt
2.6a
	7	Re-elect Guy Elliott as Director	For	For			Mgmt
2.6a
	8	Re-elect Lord Kerr as Director	For	For			Mgmt
2.6a
	9	Re-elect Sir Richard Sykes as Director	For	For			Mgmt
2.6a
	10	Reappoint PricewaterhouseCoopers LLP as Auditors and Authorise the Audit Committee to Determine Their Remuneration	For	For			Mgmt
3.1a
	11	Approve Remuneration Report	For	For			Mgmt
2.8a
	12	Accept Financial Statements and Statutory Reports	For	For			Mgmt
3.24

04/26/07 - A	Southern Copper Corporation *PCU*	84265V105			03/23/07		10,500
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Emilio Carrillo Gamboa --- For
2.6a
	1.2	Elect Director Alfredo Casar Perez --- For
2.6a
	1.3	Elect Director Jaime Fernando Collazo Gonzalez --- For
2.6a
	1.4	Elect Director Xavier Garcia de Quevedo Topete --- For
2.6a
	1.5	Elect Director Oscar Gonzalez Rocha --- For
2.6a
	1.6	Elect Director J. Eduardo Gonzalez Felix --- For
2.6a
	1.7	Elect Director Harold S. Handelsman --- For
2.6a
	1.8	Elect Director German Larrea Mota-Velasco --- For
2.6a
	1.9	Elect Director Genaro Larrea Mota-Velasco --- For
2.6a
	1.10	Elect Director Armando Ortega Gomez --- For
2.6a
	1.11	Elect Director Juan Rebolledo Gout --- For
2.6a
	1.12	Elect Director Luis Manuel Palomino Bonilla --- For
2.6a
	1.13	Elect Director Gilberto Perezalonso Cifuentes --- For
2.6a
	1.14	Elect Director Carlos Ruiz Sacristan --- For
2.6a
	2	Eliminate Class of Common Stock	For	For			Mgmt
3.23c
	3	Ratify Auditors	For	For			Mgmt
3.1a

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.
(Registrant)
By:	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 31, 2007

By:	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2007